Financial risk management activities - Fair value narrative (Details) $ in Thousands, $ in Millions			6 Months Ended
	Jan. 01, 2021 oz	Feb. 12, 2020 oz $ / oz	Jun. 30, 2022 USD ($)	Jun. 30, 2022 AUD ($)	Dec. 31, 2021 USD ($)		Jun. 30, 2021 USD ($)
Disclosure of fair value measurement of assets [line items]
Deferred compensation asset			$ 8,219,000		$ 8,000,000	[1]	$ 7,698,000	[1]
Provision for decommissioning, restoration and rehabilitation costs | Australia
Disclosure of fair value measurement of assets [line items]
Annual payment to trust fund				$ 9.6
Carrying value of liability				$ 127.6
Provision for decommissioning, restoration and rehabilitation costs | Ghana | Iduapriem
Disclosure of fair value measurement of assets [line items]
Carrying value of liability			49,700
Cash component of bond			10,800
Bond guarantees issued by banks			38,800
Provision for decommissioning, restoration and rehabilitation costs | Ghana | Obuasi
Disclosure of fair value measurement of assets [line items]
Carrying value of liability			193,300
Cash component of bond			21,540
Bond guarantees issued by banks			30,000
Deferred compensation asset
Disclosure of fair value measurement of assets [line items]
Deferred compensation asset			19,000		25,000		26,000
Deferred compensation asset | Level 3
Disclosure of fair value measurement of assets [line items]
Deferred compensation asset			$ 19,000		25,000		$ 26,000
South African assets | Deferred compensation asset | Level 3
Disclosure of fair value measurement of assets [line items]
Deferred compensation asset					$ 19,000
South African assets | Discontinued operations
Disclosure of fair value measurement of assets [line items]
Portion of consideration received consisting of deferred consideration, above production threshold (in USD per ounce) | $ / oz		260
Consideration receivable, initial production threshold | oz	250,000
Deferred consideration production threshold, period			6 years
Portion of consideration received consisting of deferred consideration, below datum of current infrastructure (in USD per ounce) | $ / oz		20
Transaction date ounces of reserves | oz		8,530,000

[1]	The tangible assets and accumulated losses and other reserve balances for 30 June 2021 and 31 December 2021 have been retrospectively restated and increased with $33m due to the initial application of the amendment to IAS 16 “Property, Plant and Equipment - Proceeds before Intended Use” on 1 January 2022. Refer to note 15.